The Gabelli Equity Trust Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 93 .1%
Financial Services — 11 .5%
75,000 Aegon NV ...................... $ 388,076
5,800 Ally Financial Inc. ................. 296,090
293,000 American Express Co. (a) ............ 49,086,290
28,000 Apollo Global Management Inc. ....... 1,724,520
16,000 Argo Group International Holdings Ltd. .. 835,520
3,000 Axis Capital Holdings Ltd. ........... 138,120
23,500 Banco Bilbao Vizcaya Argentaria SA .... 155,624
75,740 Banco Santander SA , ADR ........... 274,179
45,000 Bank of America Corp. .............. 1,910,250
96,000 Barclays plc ..................... 245,248
109 Berkshire Hathaway Inc. , Cl. A † ....... 44,840,310
210 BlackRock Inc. ................... 176,119
35,000 Blackstone Inc. ................... 4,071,900
30,000 Blue Owl Capital Inc. ............... 466,800
30,000 Brewin Dolphin Holdings plc ......... 154,816
2,000 Capital One Financial Corp. ........... 323,940
7,700 CIT Group Inc. ................... 400,015
125,050 Citigroup Inc. .................... 8,776,009
42,274 Commerzbank AG † ................ 281,811
10,000 Compass Diversified Holdings ........ 281,700
20,345 Credit Agricole SA ................. 281,527
13,000 Credit Suisse Group AG , ADR ......... 128,180
5,000 Cullen/Frost Bankers Inc. ............ 593,100
134,200 Dah Sing Banking Group Ltd. ......... 122,914
102,300 Dah Sing Financial Holdings Ltd. ...... 305,534
46,800 Daiwa Securities Group Inc. .......... 274,968
30,000 Deutsche Bank AG † ................ 381,000
900 Deutsche Boerse AG ............... 146,473
358 E-L Financial Corp. Ltd. ............. 264,272
2,000 EXOR NV ....................... 168,934
23,500 Franklin Resources Inc. ............. 698,420
135,000 GAM Holding AG † ................. 246,258
160,000 GS Acquisition Holdings Corp. II , Cl. A † . 1,635,200
10,000 H&R Block Inc. ................... 250,000
10,000 Hannon Armstrong Sustainable
Infrastructure Capital Inc. , REIT ...... 534,800
5,000 Icahn Enterprises LP ............... 249,750
24,000 ING Groep NV .................... 349,395
46,000 Interactive Brokers Group Inc. , Cl. A .... 2,867,640
109,100 Janus Henderson Group plc .......... 4,509,103
10,200 Japan Post Bank Co. Ltd. ............ 87,982
104,400 Jefferies Financial Group Inc. ......... 3,876,372
36,900 JPMorgan Chase & Co. ............. 6,040,161
5,000 Julius Baer Group Ltd. .............. 334,353
29,800 Kinnevik AB , Cl. A † ................ 1,170,977
14,000 Loews Corp. ..................... 755,020
70,000 Marsh & McLennan Companies Inc. .... 10,600,100
9,000 Moody's Corp. ................... 3,195,990
44,258 Morgan Stanley .................. 4,306,746
240 MSCI Inc. ....................... 146,002
Shares
Market
Value
90,500 NatWest Group plc ................ $ 274,242
110,000 New York Community Bancorp Inc. ..... 1,415,700
6,900 NN Group NV .................... 361,826
24,410 PayPal Holdings Inc. † .............. 6,351,726
5,500 Plus500 Ltd. ..................... 103,009
22,000 Polar Capital Holdings plc ........... 240,107
75,000 Post Holdings Partnering Corp. † ....... 758,250
450,000 Post Holdings Partnering Corp. , Cl. A † .. 4,338,000
9,500 Prosus NV ...................... 759,188
67,000 S&P Global Inc. .................. 28,467,630
4,000 Sculptor Capital Management Inc. ...... 111,560
9,000 Shinhan Financial Group Co. Ltd. , ADR .. 303,030
9,700 Shinsei Bank Ltd. ................. 163,330
9,500 Societe Generale SA ............... 299,263
54,500 Standard Chartered plc ............. 320,169
116,500 State Street Corp. ................. 9,869,880
90,000 T. Rowe Price Group Inc. ............ 17,703,000
159,800 The Bank of New York Mellon Corp. .... 8,284,032
67,000 The Charles Schwab Corp. ........... 4,880,280
15,220 The Goldman Sachs Group Inc. ....... 5,753,616
2,000 The PNC Financial Services Group Inc. .. 391,280
17,000 Truist Financial Corp. ............... 997,050
5,000 W. R. Berkley Corp. ................ 365,900
5,900 Webster Financial Corp. ............. 321,314
174,500 Wells Fargo & Co. ................. 8,098,545
17,928 Westwood Holdings Group Inc. ....... 340,632
260,621,067
Food and Beverage — 9 .6%
3,000 Ajinomoto Co. Inc. ................ 89,114
2,100 Anheuser-Busch InBev SA/NV ........ 119,547
95,800 Brown-Forman Corp. , Cl. A .......... 6,003,786
49,300 Brown-Forman Corp. , Cl. B .......... 3,303,593
40,000 Campbell Soup Co. ................ 1,672,400
65,000 Chr. Hansen Holding A/S ............ 5,309,346
15,000 Coca-Cola Europacific Partners plc ..... 829,350
205,000 Conagra Brands Inc. ............... 6,943,350
28,000 Constellation Brands Inc. , Cl. A ........ 5,899,320
25,000 Crimson Wine Group Ltd. † ........... 214,750
189,500 Danone SA ...................... 12,961,908
862,000 Davide Campari-Milano NV .......... 12,161,702
3,700 Diageo plc ...................... 179,773
115,000 Diageo plc , ADR .................. 22,195,000
48,083 Farmer Brothers Co. † .............. 404,378
90,000 Flowers Foods Inc. ................ 2,126,700
82,200 Fomento Economico Mexicano SAB de CV ,
ADR ......................... 7,128,384
15,000 General Mills Inc. ................. 897,300
15,000 Glanbia plc ...................... 247,424
1,848,400 Grupo Bimbo SAB de CV , Cl. A ........ 5,194,665
41,300 Heineken NV .................... 4,315,155
10,000 Ingredion Inc. .................... 890,100

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
105,000 ITO EN Ltd. ..................... $ 7,000,314
58,700 Kerry Group plc , Cl. A .............. 7,877,238
1,800 Laurent-Perrier ................... 206,418
9,700 LVMH Moet Hennessy Louis Vuitton SE .. 6,967,440
30,000 Maple Leaf Foods Inc. .............. 609,664
33,000 Molson Coors Beverage Co. , Cl. B ...... 1,530,540
232,000 Mondelēz International Inc. , Cl. A ...... 13,497,760
14,000 Morinaga Milk Industry Co. Ltd. ....... 880,543
41,000 Nestlé SA ....................... 4,958,099
15,000 Nomad Foods Ltd. † ................ 413,400
133,000 PepsiCo Inc. ..................... 20,004,530
39,200 Pernod Ricard SA ................. 8,659,176
31,000 Post Holdings Inc. † ................ 3,414,960
41,500 Remy Cointreau SA ................ 8,051,980
6,000 Sanderson Farms Inc. .............. 1,129,200
70,000 The Coca-Cola Co. ................ 3,672,900
57,500 The Hain Celestial Group Inc. † ........ 2,459,850
24,000 The J.M. Smucker Co. .............. 2,880,720
24,000 The Kraft Heinz Co. ................ 883,680
45,000 Tootsie Roll Industries Inc. ........... 1,369,350
4,000 TreeHouse Foods Inc. † ............. 159,520
46,000 Tyson Foods Inc. , Cl. A ............. 3,631,240
334,000 Yakult Honsha Co. Ltd. ............. 16,985,848
216,331,415
Equipment and Supplies — 6 .5%
355,000 AMETEK Inc. .................... 44,023,550
14,000 Amphenol Corp. , Cl. A .............. 1,025,220
25,000 Ardagh Group SA ................. 637,250
148,000 Ardagh Metal Packaging SA † ......... 1,474,080
84,000 CIRCOR International Inc. † .......... 2,772,840
4,000 Crown Holdings Inc. ............... 403,120
1,150 Danaher Corp. ................... 350,106
294,000 Donaldson Co. Inc. ................ 16,878,540
22,000 DS Smith plc .................... 122,395
193,500 Flowserve Corp. .................. 6,708,645
37,000 Franklin Electric Co. Inc. ............ 2,954,450
15,000 Hubbell Inc. ..................... 2,710,050
140,000 IDEX Corp. ...................... 28,973,000
45,000 Ilika plc † ....................... 84,886
8,288 Kimball Electronics Inc. † ............ 213,582
102,000 Mueller Industries Inc. .............. 4,192,200
186,900 Mueller Water Products Inc. , Cl. A ..... 2,844,618
8,000 Sealed Air Corp. .................. 438,320
20,000 Tenaris SA , ADR .................. 422,200
270,000 The L.S. Starrett Co. , Cl. A † .......... 3,372,300
80,000 The Timken Co. ................... 5,233,600
59,600 The Weir Group plc † ............... 1,358,360
114,500 Watts Water Technologies Inc. , Cl. A .... 19,246,305
146,439,617
Shares
Market
Value
Diversified Industrial — 5 .1%
400 Agilent Technologies Inc. ............ $ 63,012
343,444 Ampco-Pittsburgh Corp. † ........... 1,614,187
42,006 AZZ Inc. ........................ 2,234,719
40,000 Colfax Corp. † .................... 1,836,000
159,100 Crane Co. ....................... 15,084,271
28,875 General Electric Co. ................ 2,974,991
126,000 Greif Inc. , Cl. A ................... 8,139,600
12,000 Greif Inc. , Cl. B ................... 777,600
68,000 Griffon Corp. .................... 1,672,800
149,500 Honeywell International Inc. .......... 31,735,860
29,119 Ingersoll Rand Inc. † ............... 1,467,889
3,500 IntriCon Corp. † ................... 63,560
88,925 ITT Inc. ........................ 7,633,322
35,000 Kennametal Inc. .................. 1,198,050
50,000 Myers Industries Inc. .............. 978,500
30,000 nVent Electric plc ................. 969,900
100,000 Park-Ohio Holdings Corp. ........... 2,552,000
2,400 Proto Labs Inc. † .................. 159,840
30,000 Rexnord Corp. ................... 1,928,700
3,000 Rheinmetall AG ................... 294,615
500 Roper Technologies Inc. ............ 223,065
518,900 Steel Partners Holdings LP † .......... 14,749,732
12,000 Sulzer AG ....................... 1,148,559
46,600 Textron Inc. ..................... 3,253,146
1,600 The Eastern Co. .................. 40,256
100,000 Toray Industries Inc. ............... 643,515
43,000 Trane Technologies plc ............. 7,423,950
20,000 Tredegar Corp. ................... 243,600
90,000 Trinity Industries Inc. ............... 2,445,300
4,000 Valmont Industries Inc. ............. 940,480
14,000 Vantage Towers AG ................ 475,480
114,966,499
Consumer Products — 5 .1%
8,460 American Outdoor Brands Inc. † ....... 207,778
14,100 Christian Dior SE ................. 10,191,627
27,000 Church & Dwight Co. Inc. ........... 2,229,390
252,000 Edgewell Personal Care Co. .......... 9,147,600
171,000 Energizer Holdings Inc. ............. 6,677,550
35,500 Essity AB , Cl. B ................... 1,102,988
2,100 Givaudan SA .................... 9,603,734
80,000 Hanesbrands Inc. ................. 1,372,800
23,800 Harley-Davidson Inc. ............... 871,318
1,270 Hermes International ............... 1,760,177
800 Johnson Outdoors Inc. , Cl. A ......... 84,640
7,959 Kimball International Inc. , Cl. B ........ 89,141
25,000 Mattel Inc. † ..................... 464,000
10,000 National Presto Industries Inc. ........ 820,800
10,000 Oil-Dri Corp. of America ............. 350,000
49,900 Reckitt Benckiser Group plc .......... 3,919,816
2,205 Spectrum Brands Holdings Inc. ....... 210,952

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Consumer Products (Continued)
27,600 Svenska Cellulosa AB SCA , Cl. B ....... $ 430,028
7,269,000 Swedish Match AB ................ 63,652,739
400 The Estee Lauder Companies Inc. , Cl. A .. 119,972
5,000 The Honest Co. Inc. † ............... 51,900
4,280 Unilever plc ..................... 230,963
6,016 Zalando SE † (b) ................... 552,752
114,142,665
Health Care — 5 .0%
500 Abbott Laboratories ............... 59,065
11,700 AbbVie Inc. ..................... 1,262,079
500 ABIOMED Inc. † ................... 162,760
2,000 ACADIA Pharmaceuticals Inc. † ........ 33,220
1,736 Acorda Therapeutics Inc. † ........... 7,986
2,000 Aerie Pharmaceuticals Inc. † .......... 22,800
16,200 Alcon Inc. ...................... 1,303,614
4,000 Alimera Sciences Inc. † ............. 17,000
2,000 Alkermes plc † ................... 61,680
7,000 AmerisourceBergen Corp. ........... 836,150
25,000 Amgen Inc. ..................... 5,316,250
2,764 Anika Therapeutics Inc. † ............ 117,636
10,901 Aptinyx Inc. † .................... 25,508
2,000 AstraZeneca plc .................. 241,400
47,992 Axogen Inc. † .................... 758,274
14,000 Baxter International Inc. ............. 1,126,020
2,600 Becton, Dickinson and Co. ........... 639,132
1,200 Berkeley Lights Inc. † ............... 23,472
7,000 Biogen Inc. † ..................... 1,980,930
26,100 BioMarin Pharmaceutical Inc. † ........ 2,017,269
38,500 Bluebird Bio Inc. † ................. 735,735
135,000 Boston Scientific Corp. † ............ 5,857,650
3,000 Bridgebio Pharma Inc. † ............. 140,610
139,600 Bristol-Myers Squibb Co. ............ 8,260,132
12,150 Calithera Biosciences Inc. † .......... 26,487
1,000 CareDx Inc. † .................... 63,370
3,000 Cigna Corp. ..................... 600,480
30,400 Clovis Oncology Inc. † .............. 135,584
167,823 ConforMIS Inc. † .................. 223,205
1,500 Cortexyme Inc. † .................. 137,490
15,800 Covetrus Inc. † ................... 286,612
9,220 Cutera Inc. † ..................... 429,652
8,000 CytomX Therapeutics Inc. † .......... 40,720
800 Dechra Pharmaceuticals plc .......... 52,279
242,000 Demant A/S † .................... 12,198,006
1,660 Edwards Lifesciences Corp. † ......... 187,929
4,300 eHealth Inc. † .................... 174,150
62,000 ElectroCore Inc. † ................. 70,060
24,411 Electromed Inc. † .................. 264,127
17,200 Endo International plc † ............. 55,728
800 Eurofins Scientific SE .............. 102,713
Shares
Market
Value
3,000 Evolus Inc. † ..................... $ 22,860
4,340 Exact Sciences Corp. † .............. 414,253
3,100 Fresenius SE & Co. KGaA ............ 149,147
2,000 G1 Therapeutics Inc. † .............. 26,840
5,000 Galapagos NV , ADR † ............... 263,050
1,390 Gerresheimer AG ................. 136,537
7,500 Gilead Sciences Inc. ............... 523,875
3,000 Glaukos Corp. † ................... 144,510
8,000 GlaxoSmithKline plc ............... 151,297
3,000 Globus Medical Inc. , Cl. A † .......... 229,860
6,919 GoodRx Holdings Inc. , Cl. A † ......... 283,817
2,000 Gritstone bio Inc. † ................ 21,600
500 Guardant Health Inc. † .............. 62,505
3,000 Haemonetics Corp. † ............... 211,770
65,000 Henry Schein Inc. † ................ 4,950,400
10,000 Hill-Rom Holdings Inc. ............. 1,500,000
1,400 Hologic Inc. † .................... 103,334
1,496 ICU Medical Inc. † ................. 349,136
3,400 Idorsia Ltd. † ..................... 82,378
200 Illumina Inc. † .................... 81,122
5,500 Incyte Corp. † .................... 378,290
46,800 Indivior plc † ..................... 136,080
1,374 Inogen Inc. † ..................... 59,206
14,000 Intercept Pharmaceuticals Inc. † ....... 207,900
7,000 Intersect ENT Inc. † ................ 190,400
185 Intuitive Surgical Inc. † .............. 183,918
2,000 Invitae Corp. † .................... 56,860
1,200 Ipsen SA ....................... 114,760
6,200 iRhythm Technologies Inc. † .......... 363,072
31,600 Johnson & Johnson ............... 5,103,400
7,000 Jounce Therapeutics Inc. † ........... 52,010
500 Koninklijke DSM NV ............... 100,052
400 Laboratory Corp. of America Holdings † .. 112,576
12,569 Lannett Co. Inc. † ................. 37,707
1,833 Larimar Therapeutics Inc. † .......... 21,134
2,000 LeMaitre Vascular Inc. .............. 106,180
10,500 Mallinckrodt plc † ................. 2,085
6,750 Marinus Pharmaceuticals Inc. † ........ 76,815
12,000 Medmix AG † .................... 566,554
700 Medpace Holdings Inc. † ............ 132,496
106,300 Merck & Co. Inc. .................. 7,984,193
2,000 Meridian Bioscience Inc. † ........... 38,480
200 Moderna Inc. † ................... 76,972
2,000 NanoString Technologies Inc. † ........ 96,020
6,000 Nektar Therapeutics † .............. 107,760
2,000 NeoGenomics Inc. † ................ 96,480
102,117 Neuronetics Inc. † ................. 669,888
1,275 Novartis AG ..................... 105,111
80,000 Novartis AG , ADR ................. 6,542,400
7,900 NuVasive Inc. † ................... 472,815
4,000 Odonate Therapeutics Inc. † .......... 11,640
117,975 Option Care Health Inc. † ............ 2,862,074

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
5,000 OraSure Technologies Inc. † .......... $ 56,550
10,430 Organon & Co. ................... 342,000
5,000 Orthofix Medical Inc. † .............. 190,600
500 PerkinElmer Inc. .................. 86,645
2,000 Perrigo Co. plc ................... 94,660
2,200 Personalis Inc. † .................. 42,328
1,500 Pfizer Inc. ...................... 64,515
8,500 Puma Biotechnology Inc. † ........... 59,585
1,500 QIAGEN NV † .................... 77,520
500 Quest Diagnostics Inc. .............. 72,655
11,900 Quidel Corp. † .................... 1,679,685
300 Repligen Corp. † .................. 86,697
27,064 ReWalk Robotics Ltd. † ............. 40,867
650 Roche Holding AG, Genusschein ....... 238,497
26,121 Rockwell Medical Inc. † ............. 15,568
3,000 Sangamo Therapeutics Inc. † ......... 27,030
2,100 Sanofi ......................... 202,095
2,000 Sarepta Therapeutics Inc. † ........... 184,960
1,000 Siemens Healthineers AG (b) .......... 65,076
2,596 Sio Gene Therapies Inc. † ............ 5,633
156,301 SmileDirectClub Inc. † .............. 831,521
5,615 Tactile Systems Technology Inc. † ...... 249,587
5,000 Takeda Pharmaceutical Co. Ltd. ....... 166,180
11,000 Teva Pharmaceutical Industries Ltd. , ADR † 107,140
15,700 Tristel plc ....................... 127,983
41,300 UnitedHealth Group Inc. ............ 16,137,562
11,996 Valeritas Holdings Inc. † (c) ........... 240
500 Vertex Pharmaceuticals Inc. † ......... 90,695
6,000 Viatris Inc. ...................... 81,300
11,481 Voyager Therapeutics Inc. † .......... 30,195
4,000 Waters Corp. † ................... 1,429,200
14,000 Zimmer Biomet Holdings Inc. ......... 2,049,040
26,000 Zoetis Inc. ...................... 5,047,640
21,297 Zosano Pharma Corp. † ............. 15,327
112,825,359
Entertainment — 4 .8%
26,050 Activision Blizzard Inc. .............. 2,016,010
20,658 Charter Communications Inc. , Cl. A † .... 15,029,935
34,000 Discovery Inc. , Cl. A † .............. 862,920
255,800 Discovery Inc. , Cl. C † .............. 6,208,266
422,000 Dover Motorsports Inc. ............. 1,021,240
2,000 Electronic Arts Inc. ................ 284,500
90,000 Genting Singapore Ltd. ............. 47,724
730,000 Grupo Televisa SAB , ADR ............ 8,015,400
40,000 IMAX Corp. † .................... 759,200
120,000 Liberty Media Acquisition Corp. † ...... 1,239,600
46,500 Liberty Media Corp.- Liberty Braves , Cl. A † 1,251,315
82,708 Liberty Media Corp.- Liberty Braves , Cl. C † 2,185,145
25,545 Lions Gate Entertainment Corp. , Cl. B † .. 332,085
Shares
Market
Value
3,000 Live Nation Entertainment Inc. † ....... $ 273,390
144,394 Madison Square Garden Entertainment
Corp. † ....................... 10,493,112
96,367 Madison Square Garden Sports Corp. † .. 17,919,444
970 Netflix Inc. † ..................... 592,030
15,000 Rovio Entertainment Oyj (b) .......... 100,342
8,000 Take-Two Interactive Software Inc. † .... 1,232,560
40,000 TBS Holdings Inc. ................. 616,380
94,510 The Walt Disney Co. † .............. 15,988,257
2,900 Ubisoft Entertainment SA † ........... 174,276
60,000 Universal Entertainment Corp. † ....... 1,362,864
23,000 Universal Music Group NV † .......... 615,831
372,000 ViacomCBS Inc. , Cl. A .............. 15,650,040
5,000 ViacomCBS Inc. , Cl. B .............. 197,550
284,000 Vivendi SE ...................... 3,587,433
1,700 Xilam Animation SA † ............... 78,866
108,135,715
Business Services — 4 .1%
11,000 Allegion plc ..................... 1,453,980
9,100 Applus Services SA ................ 86,752
425,000 Clear Channel Outdoor Holdings Inc. † ... 1,151,750
215,000 Diebold Nixdorf Inc. † .............. 2,173,650
3,000 Edenred ........................ 162,042
2,000 ICF International Inc. ............... 178,580
8,000 IHS Markit Ltd. ................... 932,960
16,000 Jardine Matheson Holdings Ltd. ....... 848,640
11,000 Lamar Advertising Co. , Cl. A, REIT ..... 1,247,950
162,000 Macquarie Infrastructure Holdings LLC .. 6,570,720
165,530 Mastercard Inc. , Cl. A .............. 57,551,471
80,000 Network International Holdings plc † (b) .. 391,608
157,500 Resideo Technologies Inc. † .......... 3,904,425
1,220,000 Steel Connect Inc. † ................ 2,476,600
209,000 The Interpublic Group of Companies Inc. . 7,664,030
10,000 United Parcel Service Inc. , Cl. B ....... 1,821,000
3,000 Viad Corp. † ..................... 136,230
13,960 Visa Inc. , Cl. A ................... 3,109,590
7,000 Willdan Group Inc. † ............... 249,130
2,000 Worldline SA † (b) ................. 152,925
92,264,033
Machinery — 3 .5%
25,000 Astec Industries Inc. ............... 1,345,250
12,800 Caterpillar Inc. ................... 2,457,216
346,610 CNH Industrial NV ................. 5,757,192
141,500 Deere & Co. (a) ................... 47,412,405
184,000 Xylem Inc. ...................... 22,757,120
79,729,183
Automotive: Parts and Accessories — 3 .4%
10,620 Aptiv plc † ...................... 1,582,061
89,600 BorgWarner Inc. .................. 3,871,616
330,900 Dana Inc. ....................... 7,359,216

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Automotive: Parts and Accessories (Continued)
26,000 Garrett Motion Inc. † ............... $ 191,620
216,700 Genuine Parts Co. ................. 26,270,541
300,000 Modine Manufacturing Co. † .......... 3,399,000
46,500 O'Reilly Automotive Inc. † ............ 28,414,290
105,000 Standard Motor Products Inc. ........ 4,589,550
23,000 Strattec Security Corp. † ............. 894,700
110,000 Superior Industries International Inc. † ... 775,500
15,000 Tenneco Inc. , Cl. A † ............... 214,050
77,562,144
Consumer Services — 3 .1%
535 Amazon.com Inc. † ................ 1,757,496
373,500 Bollore SA ...................... 2,165,382
2,000 Deutsche Post AG ................. 126,214
11,000 eBay Inc. ....................... 766,370
7,000 HomeServe plc ................... 85,311
47,000 IAC/InterActiveCorp. † .............. 6,123,630
142,000 Liberty TripAdvisor Holdings Inc. , Cl. A † . 438,780
50,000 Matthews International Corp. , Cl. A ..... 1,734,500
430,000 Qurate Retail Inc. , Cl. A ............. 4,381,700
1,344,000 Rollins Inc. ...................... 47,483,520
78,500 Terminix Global Holdings Inc. † ........ 3,271,095
4,000 Travel + Leisure Co. ................ 218,120
105,000 Vroom Inc. † ..................... 2,317,350
70,869,468
Energy and Utilities — 2 .8%
33,000 APA Corp. ...................... 707,190
5,000 Atlantica Sustainable Infrastructure plc .. 172,550
60,000 Avangrid Inc. .................... 2,916,000
20,000 BP plc , ADR ..................... 546,600
16,000 CMS Energy Corp. ................ 955,680
161,500 ConocoPhillips ................... 10,944,855
9,700 Electricite de France SA ............. 122,360
98,400 Enbridge Inc. .................... 3,916,320
51,000 Energy Transfer LP ................ 488,580
68,700 Enterprise Products Partners LP ....... 1,486,668
1,500 Eos Energy Enterprises Inc. † ......... 21,045
48,000 Evergy Inc. ...................... 2,985,600
40,000 Eversource Energy ................ 3,270,400
46,000 Exxon Mobil Corp. ................ 2,705,720
254,000 Halliburton Co. ................... 5,491,480
65,000 Kinder Morgan Inc. ................ 1,087,450
4,000 Marathon Oil Corp. ................ 54,680
8,000 Marathon Petroleum Corp. ........... 494,480
45,000 National Fuel Gas Co. .............. 2,363,400
43,500 NextEra Energy Inc. ................ 3,415,620
65,000 NextEra Energy Partners LP .......... 4,898,400
4,000 Niko Resources Ltd., Toronto † ........ 26
10,000 Occidental Petroleum Corp. .......... 295,800
120,000 Oceaneering International Inc. † ....... 1,598,400
Shares
Market
Value
95,000 PG&E Corp. † .................... $ 912,000
21,000 Phillips 66 ...................... 1,470,630
7,500 PNM Resources Inc. ............... 371,100
24,000 Portland General Electric Co. ......... 1,127,760
76,000 RPC Inc. † ...................... 369,360
47,000 Schlumberger NV ................. 1,393,080
30,770 Southwest Gas Holdings Inc. ......... 2,057,897
100,000 The AES Corp. ................... 2,283,000
2,280 TotalEnergies SE , ADR .............. 109,167
34,000 UGI Corp. ....................... 1,449,080
62,482,378
Cable and Satellite — 2 .6%
67,500 Altice USA Inc. , Cl. A † .............. 1,398,600
60,000 AMC Networks Inc. , Cl. A † ........... 2,795,400
200 Cable One Inc. ................... 362,626
223,980 Comcast Corp. , Cl. A ............... 12,527,201
68,642 DISH Network Corp. , Cl. A † .......... 2,983,181
95,433 EchoStar Corp. , Cl. A † .............. 2,434,496
145,605 Liberty Global plc , Cl. A † ............ 4,339,029
304,064 Liberty Global plc , Cl. C † ............ 8,957,726
57,987 Liberty Latin America Ltd. , Cl. A † ...... 758,470
71,664 Liberty Latin America Ltd. , Cl. C † ...... 940,232
377,800 Rogers Communications Inc. , Cl. B ..... 17,620,592
158,000 Shaw Communications Inc. , Cl. B ...... 4,588,320
59,705,873
Electronics — 2 .4%
6,400 ams AG † ....................... 117,122
41,591 Bel Fuse Inc. , Cl. A ................ 597,663
75,000 Flex Ltd. † ....................... 1,326,000
4,000 Hitachi Ltd. , ADR ................. 474,480
56,500 Intel Corp. ...................... 3,010,320
390 KLA Corp. ...................... 130,459
33,000 Koninklijke Philips NV .............. 1,466,520
1,400 Mettler-Toledo International Inc. † ...... 1,928,304
25,000 Plug Power Inc. † ................. 638,500
16,000 Sony Group Corp. , ADR ............. 1,769,280
40,000 TE Connectivity Ltd. ............... 5,488,800
189,000 Texas Instruments Inc. ............. 36,327,690
520 Thermo Fisher Scientific Inc. ......... 297,091
500 Universal Display Corp. ............. 85,480
6,000 Vishay Precision Group Inc. † ......... 208,620
53,866,329
Retail — 2 .4%
60,000 AutoNation Inc. † .................. 7,305,600
5,000 Casey's General Stores Inc. .......... 942,250
37,200 Costco Wholesale Corp. ............. 16,715,820
93,000 CVS Health Corp. ................. 7,891,980
23,000 Lowe's Companies Inc. ............. 4,665,780
125,000 Macy's Inc. ..................... 2,825,000
15,000 Movado Group Inc. ................ 472,350

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
1,570 NIKE Inc. , Cl. B ................... $ 228,011
44,228 PetIQ Inc. † ...................... 1,104,373
10,000 Pets at Home Group plc ............. 64,756
35,000 Sally Beauty Holdings Inc. † .......... 589,750
11,400 Shake Shack Inc. , Cl. A † ............ 894,444
5,000 The Original BARK Co. † ............. 34,300
125,000 The Wendy's Co. .................. 2,710,000
56,000 Walgreens Boots Alliance Inc. ........ 2,634,800
30,000 Walmart Inc. .................... 4,181,400
53,260,614
Broadcasting — 2 .2%
2,000 Cogeco Inc. ..................... 142,429
24,000 Corus Entertainment Inc.,
OTC , Cl. B ..................... 107,040
133,400 Fox Corp. , Cl. A ................... 5,350,674
61,000 Fox Corp. , Cl. B ................... 2,264,320
16,000 Gray Television Inc. ................ 365,120
19,250 Liberty Broadband Corp. , Cl. A † ....... 3,240,738
87,172 Liberty Broadband Corp. , Cl. C † ....... 15,054,604
48,333 Liberty Media Corp.- Liberty Formula One ,
Cl. A † ........................ 2,274,068
48,250 Liberty Media Corp.- Liberty Formula One ,
Cl. C † ........................ 2,480,532
55,000 Liberty Media Corp.- Liberty SiriusXM ,
Cl. A † ........................ 2,594,350
183,449 Liberty Media Corp.- Liberty SiriusXM ,
Cl. C † ........................ 8,708,324
19,000 Nexstar Media Group Inc. , Cl. A ....... 2,887,240
80,000 Sinclair Broadcast Group Inc. , Cl. A ..... 2,534,400
50,000 TEGNA Inc. ..................... 986,000
80,000 Television Broadcasts Ltd. † .......... 63,201
49,053,040
Environmental Services — 2 .1%
47,000 Biffa plc † (b) ..................... 227,980
30,000 Pentair plc ...................... 2,178,900
229,000 Republic Services Inc. .............. 27,493,740
14,100 Veolia Environnement SA ............ 432,164
111,600 Waste Management Inc. ............ 16,668,576
47,001,360
Computer Software and Services — 2 .1%
550 Adobe Inc. † ..................... 316,646
4,500 Alibaba Group Holding Ltd. , ADR † ..... 666,225
150 Alphabet Inc. , Cl. A † ............... 401,028
6,348 Alphabet Inc. , Cl. C † ............... 16,919,388
2,200 Atos SE ........................ 117,607
14,000 Avast plc (b) ..................... 107,108
5,200 Blue Prism Group plc † ............. 80,574
9,500 Check Point Software Technologies Ltd. † . 1,073,880
Shares
Market
Value
1,750 Cloudflare Inc. , Cl. A † .............. $ 197,137
670 CrowdStrike Holdings Inc. , Cl. A † ...... 164,673
4,000 Digital Turbine Inc. † ............... 275,000
25,195 Facebook Inc. , Cl. A † ............... 8,550,931
300 FactSet Research Systems Inc. ........ 118,434
1,800 Fidelity National Information Services Inc. 219,024
15,000 FireEye Inc. † .................... 267,000
15,520 Fiserv Inc. † ..................... 1,683,920
70,000 GTY Technology Holdings Inc. † ....... 526,400
90,000 Hewlett Packard Enterprise Co. ........ 1,282,500
10,000 I3 Verticals Inc. , Cl. A † ............. 242,100
4,000 Micron Technology Inc. ............. 283,920
5,850 Microsoft Corp. .................. 1,649,232
2,000 MKS Instruments Inc. .............. 301,820
23,500 N-Able Inc. † ..................... 291,635
4,000 NCR Corp. † ..................... 155,040
5,000 NortonLifeLock Inc. ................ 126,500
1,930 NVIDIA Corp. .................... 399,819
140,000 Oxford Metrics plc ................ 202,784
4,700 PSI Software AG .................. 204,704
200 Qualtrics International Inc. , Cl. A † ...... 8,548
18,500 Rockwell Automation Inc. ........... 5,439,740
700 salesforce.com Inc. † ............... 189,854
1,800 SAP SE , ADR .................... 243,072
455 ServiceNow Inc. † ................. 283,133
615 Snowflake Inc. , Cl. A † .............. 185,994
23,500 SolarWinds Corp. ................. 393,155
4,900 Tailwind Acquisition Corp. , Cl. A † ...... 47,922
1,300 Temenos AG ..................... 177,295
2,300 Trimble Inc. † .................... 189,175
2,000 Unity Software Inc. † ............... 252,500
400 Veeva Systems Inc. , Cl. A † ........... 115,268
63,000 Vimeo Inc. † ..................... 1,850,310
1,200 VMware Inc. , Cl. A † ................ 178,440
4,700 ZoomInfo Technologies Inc. , Cl. A † ..... 287,593
46,667,028
Specialty Chemicals — 2 .0%
11,000 AdvanSix Inc. † ................... 437,250
1,600 Covestro AG (b) ................... 109,978
137,000 DuPont de Nemours Inc. ............ 9,314,630
423,500 Ferro Corp. † ..................... 8,613,990
13,000 FMC Corp. ...................... 1,190,280
145,000 GCP Applied Technologies Inc. † ....... 3,178,400
15,000 H.B. Fuller Co. ................... 968,400
63,500 International Flavors & Fragrances Inc. .. 8,491,220
2,800 Johnson Matthey plc ............... 101,298
450 Linde plc ....................... 132,021
124,900 Sensient Technologies Corp. ......... 11,375,892
13,000 SGL Carbon SE † .................. 141,852
2,000 The Chemours Co. ................ 58,120

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
780 The Sherwin-Williams Co. ........... $ 218,189
44,331,520
Building and Construction — 1 .9%
27,000 Arcosa Inc. ...................... 1,354,590
18,000 Assa Abloy AB , Cl. B ............... 525,747
19,000 Canfor Corp. † .................... 417,322
4,000 Cie de Saint-Gobain ................ 269,849
65,000 Fortune Brands Home & Security Inc. ... 5,812,300
22,000 Gencor Industries Inc. † ............. 244,200
82,448 Herc Holdings Inc. † ................ 13,476,950
35,200 Ibstock plc (b) .................... 98,177
215,814 Johnson Controls International plc ..... 14,692,617
17,200 KBR Inc. ....................... 677,680
20,000 PGT Innovations Inc. † .............. 382,000
12,000 Sika AG ........................ 3,821,665
3,000 Vulcan Materials Co. ............... 507,480
42,280,577
Telecommunications — 1 .6%
55,000 AT&T Inc. ....................... 1,485,550
55,400 BCE Inc. ........................ 2,773,324
874,200 BT Group plc , Cl. A † ............... 1,882,280
7,040,836 Cable & Wireless Jamaica Ltd. † (c) ..... 55,293
8,000 Comtech Telecommunications Corp. .... 204,880
29,180 Deutsche Telekom AG .............. 587,996
125,000 Deutsche Telekom AG , ADR .......... 2,518,750
36,000 Hellenic Telecommunications Organization
SA .......................... 676,384
15,000 Hellenic Telecommunications Organization
SA , ADR ...................... 138,600
264,732 Koninklijke KPN NV ................ 832,561
70,000 Loral Space & Communications Inc. .... 3,010,700
47,500 Lumen Technologies Inc. ............ 588,525
1,100,000 NII Holdings Inc., Escrow † ........... 330,000
16,000 Oi SA , ADR † ..................... 4,640
4,267 Oi SA , Cl. C † .................... 3,853
4,500 SoftBank Group Corp. .............. 262,006
21,000 Telecom Argentina SA , ADR .......... 103,950
535,000 Telecom Italia SpA ................ 210,332
70,000 Telefonica Brasil SA , ADR ........... 543,200
355,000 Telefonica SA , ADR ................ 1,672,050
525,000 Telephone and Data Systems Inc. ...... 10,237,500
105,000 Telesites SAB de CV † ............... 90,393
50,000 TELUS Corp. .................... 1,099,005
46,075 TIM SA , ADR .................... 494,845
76,000 VEON Ltd. , ADR † ................. 158,080
98,000 Verizon Communications Inc. ......... 5,292,980
174,000 Vodafone Group plc ............... 265,629
Shares
Market
Value
84,800 Vodafone Group plc , ADR ........... $ 1,310,160
36,833,466
Hotels and Gaming — 1 .6%
73,500 888 Holdings plc .................. 425,846
16,000 Accor SA † ...................... 573,615
8,000 Bally's Corp. † .................... 401,120
11,000 Better Collective A/S † .............. 234,214
90,500 Entain plc † ...................... 2,597,316
2,000 Frontier Developments plc † .......... 66,022
18,853 Gambling.com Group Ltd. † .......... 172,128
53,700 GAN Ltd. † ...................... 798,519
25,000 Genius Sports Ltd. † ............... 466,500
7,000 Hyatt Hotels Corp. , Cl. A † ........... 539,700
17,000 Las Vegas Sands Corp. † ............ 622,200
104,000 LeoVegas AB (b) .................. 406,762
4,408,500 Mandarin Oriental International Ltd. † ... 9,213,765
11,000 Marriott International Inc. , Cl. A † ...... 1,628,990
70,000 MGM China Holdings Ltd. † .......... 43,521
54,400 MGM Growth Properties LLC , Cl. A, REIT 2,083,520
80,000 MGM Resorts International .......... 3,452,000
6,000 Penn National Gaming Inc. † .......... 434,760
25,000 PlayAGS Inc. † ................... 197,000
119,800 Ryman Hospitality Properties Inc. , REIT † . 10,027,260
200,000 The Hongkong & Shanghai Hotels Ltd. † . 187,292
44,000 The Marcus Corp. † ................ 767,800
4,000 Wyndham Hotels & Resorts Inc. ....... 308,760
6,000 Wynn Resorts Ltd. † ............... 508,500
36,157,110
Aerospace and Defense — 1 .6%
159,300 Aerojet Rocketdyne Holdings Inc. ...... 6,937,515
1,400 Airbus SE † ...................... 186,657
17,000 Avio SpA ....................... 214,248
22,000 BAE Systems plc .................. 167,541
14,000 Howmet Aerospace Inc. ............. 436,800
300 IQVIA Holdings Inc. † ............... 71,862
47,700 Kaman Corp. .................... 1,701,459
1,000 Kratos Defense & Security Solutions Inc. † 22,310
13,000 L3Harris Technologies Inc. ........... 2,863,120
17,500 Northrop Grumman Corp. ........... 6,302,625
3,915,666 Rolls-Royce Holdings plc † ........... 7,393,742
2,500 Thales SA ...................... 243,717
42,000 The Boeing Co. † .................. 9,237,480
35,779,076
Aviation: Parts and Services — 0 .9%
12,000 Astronics Corp. † .................. 168,720
155,300 Curtiss-Wright Corp. ............... 19,595,754
19,764,474
Real Estate — 0 .8%
8,000 Bresler & Reiner Inc. † .............. 249
10,267 Gaming and Leisure Properties Inc. , REIT 475,567

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
57,876 Indus Realty Trust Inc. , REIT ......... $ 4,057,108
17,000 Rayonier Inc. , REIT ................ 606,560
320,000 The St. Joe Co. ................... 13,472,000
10,000 Weyerhaeuser Co. , REIT ............ 355,700
18,967,184
Metals and Mining — 0 .7%
37,400 Agnico Eagle Mines Ltd. ............ 1,939,190
22,000 Alliance Resource Partners LP ........ 239,140
50,000 Barrick Gold Corp. ................ 902,500
30,000 Cleveland-Cliffs Inc. † ............... 594,300
113,000 Freeport-McMoRan Inc. ............. 3,675,890
25,239 Livent Corp. † .................... 583,273
4,300 Materion Corp. ................... 295,152
50,000 New Hope Corp. Ltd. ............... 86,754
142,000 Newmont Corp. .................. 7,710,600
62,000 TimkenSteel Corp. † ................ 810,960
10,000 Vale SA , ADR .................... 139,500
16,977,259
Automotive — 0 .7%
2,100 Daimler AG ..................... 186,624
164,500 General Motors Co. † ............... 8,670,795
70,000 PACCAR Inc. .................... 5,524,400
20,000 Stellantis NV .................... 382,000
8,000 The Shyft Group Inc. ............... 304,080
1,820 Toyota Motor Corp. , ADR ............ 323,505
30,000 Traton SE ....................... 771,461
16,162,865
Transportation — 0 .6%
22,500 Fortress Transportation and Infrastructure
Investors LLC .................. 571,050
130,200 GATX Corp. ..................... 11,660,712
17,500 TravelCenters of America Inc. † ........ 871,325
13,103,087
Agriculture — 0 .5%
196,000 Archer-Daniels-Midland Co. .......... 11,761,960
10,000 The Mosaic Co. ................... 357,200
12,119,160
Communications Equipment — 0 .5%
16,150 Apple Inc. ...................... 2,285,225
1,000 Arista Networks Inc. † .............. 343,640
228,000 Corning Inc. ..................... 8,319,720
100,000 Limelight Networks Inc. † ............ 238,000
1,200 Motorola Solutions Inc. ............. 278,784
2,500 QUALCOMM Inc. ................. 322,450
12,500 Telefonaktiebolaget LM Ericsson , Cl. B .. 141,500
11,929,319
Shares
Market
Value
Wireless Communications — 0 .5%
105,000 America Movil SAB de CV , Cl. L, ADR ... $ 1,855,350
3,000 Anterix Inc. † ..................... 182,100
58,000 Millicom International Cellular SA , SDR † . 2,107,489
28,707 T-Mobile US Inc. † ................. 3,667,606
105,400 United States Cellular Corp. † ......... 3,361,206
11,173,751
Publishing — 0 .4%
1,400 Graham Holdings Co. , Cl. B .......... 824,824
50,000 Meredith Corp. † .................. 2,785,000
105,000 News Corp. , Cl. A ................. 2,470,650
90,600 News Corp. , Cl. B ................. 2,104,638
70,000 The E.W. Scripps Co. , Cl. A .......... 1,264,200
9,449,312
Manufactured Housing and Recreational Vehicles — 0 .3%
2,150 Cavco Industries Inc. † .............. 508,991
11,514 Legacy Housing Corp. † ............. 206,907
5,000 Martin Marietta Materials Inc. ......... 1,708,400
33,600 Nobility Homes Inc. ................ 1,192,800
42,000 Skyline Champion Corp. † ............ 2,522,520
2,500 The AZEK Co. Inc. † ................ 91,325
6,230,943
Semiconductors — 0 .1%
4,500 Advanced Micro Devices Inc. † ........ 463,050
1,000 Analog Devices Inc. ................ 167,480
880 Applied Materials Inc. .............. 113,283
230 ASML Holding NV ................. 171,375
1,200 Axcelis Technologies Inc. † ........... 56,436
220 Lam Research Corp. ............... 125,213
1,000 NXP Semiconductors NV ............ 195,870
3,000 Taiwan Semiconductor Manufacturing Co.
Ltd. , ADR ..................... 334,950
1,627,657
Computer Hardware — 0 .1%
11,000 Dell Technologies Inc. , Cl. C † ......... 1,144,440
5,500 HP Inc. ........................ 150,480
1,294,920
TOTAL COMMON STOCKS ........... 2,100,105,467
CLOSED-END FUNDS — 0 .4%
245,000 Altaba Inc., Escrow † ............... 1,610,875
4,285 Royce Global Value Trust Inc. ......... 66,203
45,000 Royce Value Trust Inc. .............. 810,900
96,964 The Central Europe, Russia,
and Turkey Fund Inc. ............. 2,799,351
159,600 The New Germany Fund Inc. ......... 3,152,100
8,439,429
TOTAL CLOSED-END FUNDS ......... 8,439,429

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
PREFERRED STOCKS — 0.0%
Consumer Services — 0.0%
5,250 Qurate Retail Inc. , 8.000% , 03/15/31 .... $ 567,787
CONVERTIBLE PREFERRED STOCKS — 0.0%
Automotive: Parts and Accessories — 0.0%
37,672 Garrett Motion Inc. , Ser. A ,
11.000% ..................... 310,794
RIGHTS — 0.0%
Environmental Services — 0.0%
8,000 Veolia Environnement SA , expire
10/01/21 † ..................... 6,654
Entertainment — 0.0%
139,123 Media General Inc. , CVR † (c) ......... 0
TOTAL RIGHTS ................... 6,654
WARRANTS — 0.0%
Diversified Industrial — 0.0%
379,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 327,665
Financial Services — 0.0%
150,000 Post Holdings Partnering Corp. , expire
02/09/23 † ..................... 135,000
Energy and Utilities — 0.0%
2,504 Occidental Petroleum Corp. , expire
08/03/27 † ..................... 29,672
TOTAL WARRANTS ................ 492,337
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0.0%
Financial Services — 0.0%
$ 7,000 Credit Suisse Group Guernsey VII Ltd. ,
3.000% , 11/12/21 (b) ............. 8,093
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 6 .5%
$ 92,620,000 U.S. Cash Management Bills,
0.040% †† , 10/26/21 ............. $ 92,617,105
53,972,000 U.S. Treasury Bills,
0.013 % to 0.058% †† , 10/07/21 to
03/24/22 ...................... 53,969,434
TOTAL U.S. GOVERNMENT OBLIGATIONS 146,586,539
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 1,333,630,248 ) ............ $ 2,256,517,100
(a) Securities, or a portion thereof, with a value of $80,415,800 were pledged as collateral for futures contracts.
(b) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield(s) at date(s) of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 83 .1% $ 1,874,632,700
Europe .............................. 13 .9 313,957,425
Japan ............................... 1 .4 31,100,311
Latin America ....................... 1 .1 24,646,635
Asia/Pacific ......................... 0 .5 12,180,029
Total Investments ................... 100.0% $ 2,256,517,100
As of September 30, 2021, futures contracts outstanding were as follows:
Description Long/Short
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
S&P 500 Futures (E-Mini) Short 65 12/17/21 $ 13,967,688 $ 524,875 $ 524,875
TOTAL FUTURES $524,875